UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Chech here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    November 16, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1200        18900   X                         18900
Anadarko Petroleum       Common    032511107      11423       237589   X                        237589
Apache Corp              Common    037411105       5643       131225   X                        131225
BP P.L.C.                Common    055622104       3996        81276   X                         81276
Baker Hughes Inc         Common    057224107       5213       180060   X                        180060
Canadian Natural Resour  Common    136385101       3580       147100   X                        147100
Chevron Corp             Common    166751107       -593        -7000   X                         -7000
ChevronTexaco Corporati  Common    166764100      29357       350325   X                        350325
Conoco Inc               Common    208251504       6712       275100   X                        275100
Cooper Cameron Corp      Common    216640102         33         1000   X                          1000
Core Labs NV             Common    N22717107        917        71300   X                         71300
Devon Energy             Common    25179M103       1503        43700   X                         43700
EOG Resources            Common    26875P101       4568       157900   X                        157900
El Paso Energy Corp      Common    28336L109      10676       256942   X                        256942
Enron Corp               Common    293561106       5419       199000   X                        199000
Ensign Resources Servic  Common    29357T104        787       112000   X                        112000
Exxon Mobil Corp         Common    30231G102      78133      1983074   X                       1983074
FMC Technologies Inc     Common    30249U101         82         7100   X                          7100
Forest Oil Corp          Common    346091705       4403       177550   X                        177550
Hydrill Company          Common    448774109        311        22300   X                         22300
Kerr McGee Corp          Common    492386107       6169       118836   X                        118836
Knightsbridge Tankers L  Common    G5299G106         11          600   X                           600
McDermott International  Common    580037109       3147       381500   X                        381500
Murphy Oil               Common    626717102       2562        35400   X                         35400
Nabors Industries        Common    629568106        325        15500   X                         15500
Noble Affiliates         Common    654894104       3403       109800   X                        109800
Occidental Pete Corp     Common    674599105       7526       309200   X                        309200
Ocean Energy             Common    67481E106      11259       690740   X                        690740
Petroleum Geo Services   Common    716597109        699       111000   X                        111000
Phillips Petroleum       Common    718507106       4553        84400   X                         84400
Pioneer Natural Resouce  Common    723787107       4324       303900   X                        303900
Royal Dutch Pete         Common    780257804      30660       610150   X                        610150
Santa Fe International   Common    G7805C108       5036       236990   X                        236990
Schlumberger LTD         Common    806857108       7369       161250   X                        161250
Spinnaker Exploration C  Common    84855W109       3941       111400   X                        111400
Talisman Energy, Inc     Common    87425E103        510        15000   X                         15000
Transocean Sedco Forex   Common    G90078109       1720        65143   X                         65143
USX Marathon Group       Common    902905827       4887       182700   X                        182700
Unocal Corp              Common    915289102       1427        43900   X                         43900
W H Energy Services      Common    92925E108       3072       218500   X                        218500
Westport Resources, Inc  Common    961418100       4050       275500   X                        275500
Willbros Group, Inc.     Common    969199108      14682      1085953   X                       1085953
Williams Companies       Common    969457100       8438       309100   X                        309100

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  303,134